1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

July 17, 2009

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	SEI Institutional Investments Trust Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the  “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 41 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.

This filing is made pursuant to Rule 485(a)(2) under the Act for the purposes of (i) introducing one new series of the Trust, the Strategic U.S. Large Cap Equity Fund; (ii) making material changes to the investment strategies of the Long Duration Fund and the Real Return Plus Fund; and (iii) changing the name of the Real Return Plus Fund to the Real Return Fund.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.4969.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc: Ms. Julie P. Vossler